Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	March 31, 2021		December 31, 2020
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$41	-	$56	-
Foreign exchange forward contracts designated as hedging instruments	754	-	793	-

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(252)	-	(1,098)	-
Foreign exchange forward contracts designated as hedging instruments	(140)	-	(1,584)	-
Contingent consideration	-	40,234	-	37,400
	$403	$40,234	$(1,833)	$37,400